Statement of Financial Position (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
ASSETS
Current assets	$ 2,004	$ 1,997
Cash and cash equivalents	619	575
Restricted cash	18	10
Receivables	331	298
Trade	75	53
Recoverable taxes, rebates, levies and duties	161	156
Related parties	3	3
Other	92	86
Inventories (see note C)	785	792
Materials on the leach pad (see note C)	92	91
Derivatives	3	1
Deferred taxation assets	154	214
Assets Held-for-sale, Current	2	16
Property, plant and equipment, net	5,896	5,926
Acquired properties, net	825	836
Goodwill and other intangibles, net	199	197
Other long-term inventory (see note C)	25	27
Materials on the leach pad (see note C)	350	331
Other long-term assets (see note M)	1,084	1,073
Deferred taxation assets	0	1
Total assets	10,383	10,388
LIABILITIES AND EQUITY
Current liabilities	925	1,004
Accounts payable and other current liabilities	710	732
Short-term debt (see note E)	44	133
Short-term debt at fair value (see note E)	2	2
Tax payable	169	134
Liabilities held for sale	0	3
Other non-current liabilities	68	69
Long-term debt (see note E)	1,684	1,730
Long-term debt at fair value (see note E)	847	872
Derivatives	162	176
Deferred taxation liabilities	1,198	1,200
Provision for environmental rehabilitation	529	530
Provision for labor, civil, compensation claims and settlements	44	38
Provision for pension and other post-retirement medical benefits	176	180
Commitments and contingencies
Equity	4,750	4,589
Share capital - 600,000,000 (2010 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 380,977,099 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,120,000 (2010 - 1,120,000)	13	13
Additional paid in capital	8,685	8,670
Accumulated deficit	(3,675)	(3,869)
Accumulated other comprehensive income (see note K)	(438)	(385)
Other reserves	37	37
Total AngloGold Ashanti stockholders' equity	4,622	4,466
Noncontrolling interests	128	123
Total liabilities and equity	$ 10,383	$ 10,388